Trade Receivables and Other - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of trade and other receivables [line items]
Allowance / (Reversal) of impairment		€ 100,000	€ (400,000)
Factored assets		631,000,000		€ 601,000,000
Factored assets, derecognized from Consolidated Statement of Financial Position		471,000,000		446,000,000
Factored assets, recognized in Consolidated Statement of Financial Position		160,000,000		155,000,000
Debt due factor		€ 0		€ 0
Factoring of receivables [member] | Muscle Shoals factoring facility [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $	$ 375,000,000
Trade receivable factoring agreement maturity date	Jan. 24, 2020	Jan. 24, 2020
France [member] | Factoring of receivables [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity		€ 235,000,000
Trade receivable factoring agreement maturity date	Oct. 29, 2021	Oct. 29, 2021
Germany Switzerland and Czech Republic [member] | Factoring of receivables [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity		€ 150,000,000
Trade receivable factoring agreement maturity date	Oct. 29, 2021	Oct. 29, 2021
United States [member] | Factoring of receivables [member] | Constellium automotive [member]
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $	$ 33,000,000
Trade receivable factoring agreement maturity date	Dec. 11, 2019	Dec. 11, 2019